NOTE 14 - Convertible loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Convertible Loan A
Debt Instrument, Issuer	Company
Debt Instrument, Description	Convertible Loan
Debt Instrument, Face Amount	$ 7,658
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Payments of Debt Issuance Costs	$ 124
Debt Instrument, Convertible, Terms of Conversion Feature	The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.
Description of method of measuring fair value of instruments or interests	Binomial model
Convertible Loan B
Debt Instrument, Issuer	Company
Debt Instrument, Description	convertible loan
Debt Instrument, Face Amount	$ 10,077
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Payments of Debt Issuance Costs	$ 148
Debt Instrument, Convertible, Terms of Conversion Feature	The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.
Description of method of measuring fair value of instruments or interests	Binomial model
Convertible Loan C
Debt Instrument, Issuer	Company
Debt Instrument, Description	convertible loan
Debt Instrument, Face Amount	$ 3,440
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Payments of Debt Issuance Costs	$ 31
Debt Instrument, Convertible, Terms of Conversion Feature	The Lenders may, at any time prior to the Maturity Date, elect to convert any unconverted portion of the Principal Loan Amount together with the accrued Interest thereon (the “Remaining Amount”), into common shares in the capital of the Company as constituted on the date hereof (“Shares”) at the Conversion Price.
Description of method of measuring fair value of instruments or interests	Binomial model
Debt Instrument, Payment Terms	The Company will pay the Lenders, to the extent such interest is unconverted any interest accrued up to and including the date that is twelve months following the Closing Date on the Anniversary.